State Street Galaxy Transformative Tech Accelerators ETF Investment Strategy - State Street Galaxy Transformative Tech Accelerators ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Galaxy Digital Capital Management LP (the “Sub-Adviser”) seeks to achieve the Fund's investment objective by investing in equity securities of foreign and domestic Transformative Tech Accelerators. Transformative Tech Accelerators are companies that provide products or services contributing to the disruptive potential of novel technologies (e.g., blockchain and artificial intelligence (“AI”)). These companies form the value chain enabling the long-term growth potential of transformative innovation (e.g., bitcoin miners, energy suppliers, device manufacturers, and other infrastructure companies that support new disruptive technologies). Disruptive technologies are innovations that significantly alter the way consumers, industries or businesses operate. The Sub-Adviser is focused on identifying emerging technologies that have disruptive potential and will also require significant needs for energy and data. The Fund's portfolio may include, among others, semi-conductor companies, energy producing companies, data center companies, cloud computing companies, bitcoin mining companies, and companies contributing to the advancement of AI. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Transformative Tech Accelerators. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its 80% investment policy. The Fund is actively managed. The Sub-Adviser implements an integrated valuation framework when selecting portfolio investments by applying macroeconomic, fundamental, and quantitative/technical analysis techniques to best position the portfolio from a sector allocation and stock selection perspective. In performing these analyses, the Sub-Adviser undertakes the following: Macroeconomic: •Evaluate current financial and macro conditions and monitor expectations for changes. •Track key data (GDP growth, inflation, interest rates, employment rates, Purchasing Managers' Index™, durable goods orders, etc.) and look for trend changes in a data series. •Analyze monetary and fiscal policy and their potential impact on market sentiment and risk appetite. Fundamental: •Assess financial health of stock universe to determine intrinsic value and price drivers for future growth. •Utilize relative value techniques by assessing various price multiples against long-term historical averages and across peer groups. Quantitative/Technical: •Perform ongoing statistical analysis to identify market trends for consideration at the portfolio level (sector allocations) and the stock level (stock selection). The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in the following group of industries: electrical equipment; oil, gas & consumable fuels; semiconductors & semiconductor equipment; and software.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in the following group of industries: electrical equipment; oil, gas & consumable fuels; semiconductors & semiconductor equipment; and software.